Related party Transactions (Details) - Excellent Prospect Investment Holding Limited [Member] - USD ($)	Dec. 19, 2025	Dec. 20, 2024
Related Party Transactions [Line Items]
IPO related expenses		$ 180,000
Forecast [Member]
Related Party Transactions [Line Items]
Annual interest rate	6.00%